BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Key Accounting Estimates and Judgements
Management regards those listed below as the key accounting estimates and judgements used in the preparation of the Consolidated financial statements.

Please refer to the specific notes for further information on the key accounting estimates and judgements as well as assumptions applied.

Principal accounting policies	Key accounting estimates and judgements	Note

Net sales and rebates	Estimate of sales deductions and provisions for sales rebates	2.1
Research and development	–	2.3, 3.1 and 3.2
Derivative financial instruments	–	4.3
Income taxes and deferred income taxes	Judgement regarding deferred income tax assets and provision for uncertain tax positions	2.6
Property, plant and equipment including impairment	–	3.2
Inventories	Estimate of indirect production costs capitalised	3.3
Trade receivables	Estimate of allowance for doubtful trade receivables	3.4
Provisions and contingent liabilities	Estimate of ongoing legal disputes, litigations and investigations	3.6

Expected Impact of Initial Application of New Standards or Interpretations
In general, the following standards are expected to have the most significant impact on current accounting regulation:

Standard	Description	Implementation	Impact

IFRS 9 Financial Instruments (endorsed by the EU)
IFRS 9 is part of IASB’s project to replace IAS 39, and the new standard will substantially change the classification and measurement of financial instruments.

Further, the standard introduces a new hedge-accounting model that enables companies to better reflect their risk management activities in the financial statements.

Novo Nordisk will adopt the standard on the effective date, being 1 January 2018.

The standard will be implemented following the specific transitional requirements listed in the standard related to classification and measurement, impairments and hedge accounting. This results in prospective application.

Novo Nordisk has assessed the impact of the standard and determined that it will not have any significant impact on the Consolidated financial statements.
IFRS 15 Revenue from contracts with customers (endorsed by the EU)
IFRS 15 is part of the convergence project with FASB to replace IAS 18 and other standards, and the new standard will establish a single, comprehensive framework for revenue recognition.

The standard provides details on recognising revenue to reflect the transfer of control of goods to customers at a value that the entity expects to be entitled to.

Novo Nordisk will adopt the standard on the effective date, being 1 January 2018. The standard will be implemented using the modified retrospective approach.
Novo Nordisk has performed an analysis of the impact, including areas such as variable considerations, right of return, licensing arrangements and agent relationships. Based on the analysis, it is assessed that the standard will not have any significant impact on revenue recognition or measurement compared to current practice. Implementation might result in extended disclosures regarding disaggregation of revenue and accounting policies.

IFRS 16 Leases (endorsed by the EU)
IFRS 16 replaces IAS 17, and will change the accounting treatment of leases that are currently treated as operating leases. The standard requires all leases, regardless of type and with few exceptions, to be recognised in the balance sheet as an asset with a related liability. The Income statement will also be affected, as the annual lease costs will consist of both depreciation and interest expenses going forward. Currently, the annual costs relating to operating leases are recognised as a single expense amount in the Income statement.

Novo Nordisk will adopt the standard on the effective date, being 1 January 2019.

The standard will be implemented using the modified retrospective approach, meaning that comparative information is not restated. The cumulative effect of initially applying IFRS 16 is presented as an adjustment to opening retained earnings under equity.

The changes require capitalisation of the majority of the Group’s operating lease contracts, representing approximately 4-6% of the total assets. This will have an impact on the Group’s assets and an equivalent impact on liabilities. Hence, it will affect the financial ratios related to the balance sheet.

The lease payments will be split between a depreciation charge included in operating costs and an interest expense on lease liabilities included in financial expenses. The impact on operating profit will be insignificant.